Investments - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Short-term investments	$ 0	$ 18,915	$ 35,040
Debt securities, available-for-sale, unrealized loss position	0
Debt securities, available-for-sale, continuous unrealized loss position		$ 4,000	$ 12,100
Impairment on short-term investments	$ 0